Right of use assets	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Right Of Use Assets
Right of use assets

9.	Right of use assets

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Cost
At beginning of financial period/year	6,809,333	8,660,790	2,753,093
Additions	2,069,042	2,755,912	3,275,940
Acquisition	-	-	4,825,203
Written off	(985,876)	(1,267,738)	(3,966,296)
Fair value reserve	-	-	1,772,850
At end of financial period/year	7,892,499	10,148,964	8,660,790

Accumulated Depreciation
At beginning of financial period/year	2,918,011	3,711,418	2,729,633
Acquisition	-	-	3,691,417
Depreciation	1,450,881	1,865,688	1,073,469
Written off	(814,120)	(1,006,025)	(3,783,101)
At end of financial period/year	3,554,772	4,571,081	3,711,418

Carrying amount	4,337,727	5,577,883	4,949,372

In April 2025, the Group acquired Bethesda Medical Pte. Ltd. and Oasis Medical Clinic Pte. Ltd. Upon acquisition, right-of-use assets with a carrying amount of S$1,133,786 (net of accumulated depreciation) were recognised at a fair value of S$2,906,636, including a fair value adjustment of S$1,772,850.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

9.	Right of use assets

	2025	2025	2024
	US$	S$	S$

Cost
At beginning of financial year	2,164,551	2,753,093	2,753,093
Additions	2,575,627	3,275,940	-
Acquisition	3,793,697	4,825,203	-
Written off	(3,118,402)	(3,966,296)	-
Fair value reserve	1,393,860	1,772,850
At end of financial year	6,809,333	8,660,790	2,753,093

Accumulated Depreciation
At beginning of financial year	2,146,106	2,729,633	2,230,998
Acquisition	2,902,285	3,691,417	-
Depreciation	843,989	1,073,469	498,635
Written off	(2,974,369)	(3,783,101)	-
At end of financial year	2,918,011	3,711,418	2,729,633

Carrying amount	3,891,322	4,949,372	23,460

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024